Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended										32 Months Ended	91 Months Ended
	Mar. 01, 2022	Apr. 10, 2017	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2024	Oct. 31, 2024
C000099278 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000	$ 17,206	$ 12,933	$ 13,298	$ 17,309	$ 12,439	$ 14,100	$ 10,964	$ 11,118	$ 10,322	$ 10,170
C000099279 [Member]
Account Value [Line Items]
Accumulated Value			10,000	17,545	13,161	13,495	17,539	12,582	14,231	11,045	11,177	10,365	10,183
C000189665 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		16,897	12,650	12,966	16,816	12,041	13,596	10,539					$ 10,649
C000099280 [Member]
Account Value [Line Items]
Accumulated Value			9,425	15,807	11,909	12,270	16,020	11,536	13,114	10,228	10,399	9,679	9,552
C000099281 [Member]
Account Value [Line Items]
Accumulated Value			10,000	15,575	11,814	12,278	16,141	11,713	13,406	10,533	10,793	10,121	10,073
C000099282 [Member]
Account Value [Line Items]
Accumulated Value			10,000	16,355	12,353	12,763	16,709	12,063	13,738	10,741	10,949	10,217	10,108
C000189666 [Member]
Account Value [Line Items]
Accumulated Value		10,000		16,692	12,521	12,839	16,686	11,970	13,539	10,518					10,640
C000131610 [Member]
Account Value [Line Items]
Accumulated Value			10,000	17,798	13,331	13,664	17,724	12,688	14,328	11,114	11,229	10,388	10,199
C000236116 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			10,729	7,974									$ 8,104
C000015882 [Member]
Account Value [Line Items]
Accumulated Value			10,000	17,989	13,528	14,245	17,548	12,241	15,255	11,721	11,593	11,204	10,551
C000015884 [Member]
Account Value [Line Items]
Accumulated Value			10,000	18,346	13,774	14,472	17,791	12,388	15,407	11,816	11,659	11,247	10,570
C000189663 [Member]
Account Value [Line Items]
Accumulated Value		10,000		15,988	11,986	12,569	15,429	10,726	13,325	10,204					10,054
C000015883 [Member]
Account Value [Line Items]
Accumulated Value			9,425	16,537	12,471	13,156	16,248	11,364	14,197	10,939	10,846	10,506	9,919
C000050996 [Member]
Account Value [Line Items]
Accumulated Value			10,000	16,281	12,368	13,146	16,361	11,527	14,511	11,262	11,250	10,980	10,447
C000050997 [Member]
Account Value [Line Items]
Accumulated Value			10,000	17,115	12,933	13,685	16,942	11,880	14,880	11,491	11,421	11,088	10,497
C000189664 [Member]
Account Value [Line Items]
Accumulated Value		10,000		15,810	11,866	12,467	15,326	10,671	13,272	10,179					10,047
C000131605 [Member]
Account Value [Line Items]
Accumulated Value			10,000	18,633	13,962	14,648	17,981	12,500	15,524	11,887	11,716	11,281	10,586
MSCI ACWI [Member]
Account Value [Line Items]
Accumulated Value			10,000	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997
MSCI ACWI (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value		10,000		21,265	16,014	14,492	18,106	13,189	12,574	11,168					11,226
MSCI ACWI (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value	10,000			12,663	9,536									8,630
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value			10,000	32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449
S&P 500 [Member]
Account Value [Line Items]
Accumulated Value			10,000	33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
Russell 3000 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value		10,000		26,395	19,147	17,666	21,162	14,706	13,351	11,764					11,036
S&P 500 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value		10,000		27,579	19,982	18,142	21,246	14,867	13,551	11,853					11,041
S&P Developed REIT [Member]
Account Value [Line Items]
Accumulated Value			10,000	14,647	11,193	11,997	15,441	10,695	13,795	11,314	11,199	10,716	10,316
S&P Developed REIT (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value		10,000		13,134	10,037	10,757	13,846	9,590	12,369	10,145					10,041
S&P Developed REIT (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			9,904	7,568									$ 8,111
FTSE NAREIT All Equity REITs [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000	19,158	14,288	15,512	19,189	13,167	15,676	12,509	$ 12,289	$ 11,355	$ 10,535
FTSE NAREIT All Equity REITs (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 15,885	$ 11,847	$ 12,862	$ 15,911	$ 10,918	$ 12,998	$ 10,372					$ 10,190